Condensed Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	8,887,500	8,887,500
Preferred stock, shares issued	0	8,887,500	8,887,500
Preferred stock, shares outstanding	0	8,887,500	8,887,500
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	50,000,000	26,500,000
Common stock, shares issued	7,792,433	465,384	451,398
Common stock, shares outstanding	7,792,433	465,384	451,398
Redeemable Preferred Stock [Member]
Preferred stock subject to redemption, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock subject to redemption, shares authorized		16,378,646	11,878,646
Preferred stock subject to redemption, shares issued		13,399,668	10,408,652
Preferred stock subject to redemption, shares outstanding		13,399,668	10,408,652
Liquidation preference of Series B cumulative preferred stock		$ 9,100,000